Inventories - Schedule of Inventory, Current (Detail) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Bunkers	$ 1,112,667	$ 1,082,384
Lubricants	1,335,036	1,264,339
Total	$ 2,447,703	$ 2,346,723